GOING CONCERN AND MANAGEMENT’S PLANS (Details Narrative) - USD ($)				3 Months Ended	4 Months Ended	12 Months Ended
	Apr. 11, 2025	Jul. 30, 2024	May 02, 2023	Apr. 26, 2024	Apr. 15, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2021	Apr. 14, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accumulated deficit						$ 224,868,641	$ 218,670,480
Working capital deficit						32,232,815
Debt instrument default amount						19,925,000
Shares issued value						1,212,370	1,828,263
Proceeds from sale of common stock, net of costs						1,212,370	1,828,263
Lease term								5 years	5 years
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued value						$ 1,604,508	$ 710,238
Number of shares issued						1,604,508,342	710,238,051
Sale of common stock						146,517,693
Proceeds from sale of common stock, net of costs						$ 1,212,370	$ 1,828,263
Financing And Registration Rights Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt fund issued			$ 10,000,000
Equity financing agreement description			The maximum amount that the Company shall be entitled to put to GHS in each put notice will not exceed two hundred fifty percent (250%) of the average of the daily trading dollar volume of the Company’s common stock during the ten (10) trading days preceding the put, so long as such amount does not exceed 4.99% of the outstanding shares of the Company. Pursuant to the Financing Agreement, GHS and its affiliates will not be permitted to purchase, and the Company may not put shares of the Company’s common stock to GHS that would result in GHS’s beneficial ownership equaling more than 4.99% of the Company’s outstanding common stock. The price of each put share shall be equal to eighty percent (80%) of the lowest daily volume weighted average price of the Company’s common stock for the ten (10) consecutive trading days preceding the date on which the applicable put is delivered to GHS. No put will be made in an amount equalling less than $10,000 or greater than $750,000. Puts may be delivered by the Company to GHS until the earlier of twenty-four (24) months after the effectiveness of the registration statement on Form S-1 or the date on which GHS has purchased an aggregate of $10,000,000 worth of put shares.
Shares issued value			$ 10,000,000			$ 760,160	$ 1,230,043
Number of shares issued						1,000,000,000	587,432,649
Financing And Registration Rights Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt fund issued	$ 10,000,000
Equity financing agreement description	The maximum amount that the Company shall be entitled to put to GHS in each put notice will not exceed three hundred percent (300%) of the average of the daily trading dollar volume of the Company’s common stock during the ten (10) trading days preceding the put, so long as such amount does not exceed 4.99% of the outstanding shares of the Company. Pursuant to the 2025 Financing Agreement, GHS and its affiliates will not be permitted to purchase, and the Company may not put shares of the Company’s common stock to GHS that would result in GHS’s beneficial ownership equaling more than 4.99% of the Company’s outstanding common stock. The price of each put share shall be equal to eighty percent (80%) of the lowest daily volume weighted average price of the Company’s common stock for the ten (10) consecutive trading days preceding the date on which the applicable put is delivered to GHS. No put will be made in an amount equalling less than $10,000 or greater than $1,000,000. Puts may be delivered by the Company to GHS until the earlier of thirty-six (36) months after the effectiveness of the registration statement on Form S-1 or the date on which GHS has purchased an aggregate of $10,000,000 worth of put shares.
Financing And Registration Rights Agreement [Member] | GHS Investments LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued value						$ 280,094
Number of shares issued						457,990,649
Financing And Registration Rights Agreement [Member] | GHS Investments LLC [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued value					$ 295,965
Number of shares issued					1,364,594,180
Proceeds from sale of common stock, net of costs					$ 295,965
Financing And Registration Rights Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from sale of common stock, net of costs						$ 172,117
1st GHS Purchase Agreement [Member] | Common Stock [Member] | GHS Investments LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued		2,000,000,000		1,000,000,000